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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller        Los Angeles, California    August 10, 2009
   -------------------------    -----------------------    ---------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: 363,470
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                       -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION              Common     060505104   74,687 5,658,100 SH          Other       1         Shared
FREEPORT MCMORAN COPPER & GOLD INC       Common     35671D857   54,154 1,080,700 SH          Other       1         Shared
FREEPORT MCMORAN COPPER & GOLD INC      Prd Conv    35671D782    5,085    64,000 SH          Other       1         Shared
FORD MOTOR CO                            Common     345370860    9,020 1,486,000 SH          Other       1         Shared
INTERNATIONAL BUSINESS MACHINES CORP     Common     459200101    9,534    91,300 SH          Other       1         Shared
INTEL CORPORATION                        Common     458140100      306    18,500 SH          Other       1         Shared
JPMORGAN & CHASE & CO.                   Common     46625H100   63,267 1,854,800 SH          Other       1         Shared
MCMORAN EXPLORATION  CO                  Common     582411104   12,837 2,153,858 SH          Other       1         Shared
MONSANTO CO                              Common     61166W101   10,073   135,495 SH          Other       1         Shared
MORGAN STANLEY                           Common     617446448    9,212   323,100 SH          Other       1         Shared
OCCIDENTAL PETROLEUM CORPORATION         Common     674599105   10,536   160,100 SH          Other       1         Shared
SEI INVESTMENTS CO                       Common     784117103    1,201    66,600 SH          Other       1         Shared
STATE STREET CORPORATION                 Common     857477103   58,250 1,234,107 SH          Other       1         Shared
STRATUS PROPERTIES INC                   Common     863167201      528    83,109 SH          Other       1         Shared
TEVA PHARMACEUTICAL INDS LTD              ADR       881624209    5,797   117,500 SH          Other       1         Shared
TRANSOCEAN LTD                           Reg Shs    H8817H100    9,643   129,800 SH          Other       1         Shared
WELLS FARGO & COMPANY                    Common     949746101   29,340 1,209,400 SH          Other       1         Shared
                                                              --------
                                                               363,470
                                                              --------